Factoring Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Factoring Payable

Note 6Factoring Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following factoring payable liabilities from iDoc (See further Note 3 — Business Combination). Except as specifically set forth below, the factoring purchase agreements are not collateralized by a general security agreement over iDoc’s personal property and interests. No interest rate is associated with these factoring purchase transactions and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by iDoc or the Company after the Closing of the Business Combination.

(1).	A Future Receipts Sale Agreement, which iDoc entered on June 21, 2023, pursuant to which iDoc sold $299,000 total dollar amount of future receipts for a net purchase price of $207,639 and under which iDoc authorized the factoring purchaser to collect $7,475 weekly. The factoring payable under the June 21, 2023 Future Receipt Sale Agreement was $89,977 on June 30, 2024.
(2).	A Future Receipts Sale Agreement, which iDoc entered on June 28, 2023, pursuant to which iDoc sold $140,000 total dollar amount of future receipts for a net purchase price of $100,000 and under which iDoc authorized the factoring purchaser to collect $5,000 weekly. The factoring payable under the June 28, 2023 Future Receipt Sale Agreement was $28,357 on June 30, 2024.
(3).	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $186,250 total dollar amount of future receipts for a net purchase price of $125,000 and under which iDoc authorized the factoring purchaser to collect $1,552 daily weekly. Furthermore, the agreement was not collateralized by a general security agreement over iDoc’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. The factoring payable under the October 13, 2023 Future Receipt Sale Agreement was $111,916 on June 30, 2024.
(4).	A Future Receipts Sale Agreement, which iDoc entered on October 13, 2023, pursuant to which iDoc sold $108,000 total dollar amount of future receipts for a net purchase price of $75,000 and under which iDoc authorized the factoring purchaser to collect $697 per day. The factoring payable under this October 13, 2023 Future Receipt Sale Agreement was $35,048 on June 30, 2024.
(5).	A Future Receipts Sale Agreement, which iDoc entered on November 8, 2023, pursuant to which iDoc sold $111,000 total dollar amount of future receipts for a net purchase price of $75,000 and under which iDoc authorized the factoring purchaser to collect $1,387 daily. The factoring payable under this November 8,, 2023 Future Receipt Sale Agreement was $0 on June 30, 2024.
(6).	A Future Receipts Sale Agreement, which iDoc entered on December 20, 2023, pursuant to which iDoc sold $228,000 total dollar amount of future receipts for a net purchase price of $150,000 and under which iDoc authorized the factoring purchaser to collect $1,499 daily. The factoring payable under this December 20, 2023 Future Receipt Sale Agreement was $61,335 on June 30, 2024.
(7).	A Future Receipts Sale Agreement, which iDoc entered on January 11, 2024, pursuant to which iDoc sold $53,200 total dollar amount of future receipts for a net purchase price of $31,500 and under which iDoc authorized the factoring purchaser to collect $2,500 weekly for twelve weeks and a $23,200 balloon collection on April 30, 2024. The agreement is collateralized with a security interest in all accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables of the Company. The factoring payable under this January 11, 2024 Future Receipt Sale Agreement was $21,950 on June 30, 2024.

iDoc
Factoring Payable

Note 7Factoring Payable

On June 21, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $299,000 for a net purchase price of $207,639. Under the agreement, the Company authorized the Purchaser to collect $7,475 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on the future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $91,361 and administrative fees associated with processing the transaction of $7,267 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $130,977 on December 31, 2023.

On July 28, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $140,000 for a net purchase price of $100,000. Under the agreement, the Company authorized the Purchaser to collect $5,000 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $40,000 and administrative fees associated with processing the transaction of $1,295 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $52,189 on December 31, 2023.

On October 13, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $186,250 for a net purchase price of $125,000. Under the agreement, the Company authorized the Purchaser to collect $7,760 weekly. The agreement was not collateralized by a general security agreement over all the Company’s accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables, chattel paper, documents, equipment, general intangibles, instruments, and inventory. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $61,250 and administrative fees associated with processing the transaction of $7,546 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $150,866 on December 31, 2023.

On October 13, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $108,000 for a net purchase price of $75,000. Under the agreement, the Company authorized the Purchaser to collect $3,484 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on the future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $33,000 and administrative fees associated with processing the transaction of $1,740 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $97,548 on December 31, 2023.

On November 8, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $75,000 for a net purchase price of $111,000. Under the agreement, the Company authorized the Purchaser to collect $6,937 weekly. The agreement was not collateralized by a general security agreement over the Company’s personal property and interests. No interest rate is associated with this transaction and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on the future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $36,000 and an administrative fee associated with processing the transaction of $3,750 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $92,125 on December 31, 2023.

On December 20, 2023, the Company entered into a Future Receipts Sale Agreement (“Agreement”) with a Purchasing Company (“Purchaser”) under which it sells future receipts without recourse. Under the terms of the agreement, the total dollar amount of future receipts being sold by the Company was $228,000 for a net purchase price of $150,000. Under the agreement, the Company authorized the Purchaser to collect $10,364 weekly. The agreement is collateralized with a security interest in all accounts, including, without limitation, all deposit accounts, accounts receivable, and other receivables of the Company. No interest rate is associated with this transaction, and no time during which the amount sold must be collected because the weekly amount is subject to adjustment based on future receipts generated by the Company. The Company recognized a loss on the sale of future receipts of $78,000 and an administrative fee and underwriting fees associated with processing the transaction of $15,000 for the year ended December 31, 2023, in operating expenses on the consolidated statements of operations. The factoring payable was $136,873 on December 31, 2023.